Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We maintain a long-term equity incentive compensation program that is intended to further align our executives’ interests with those of our stockholders. Long-term equity incentive awards are granted annually under the Equity Incentive Plan. The Compensation Committee approves the annual long-term equity incentive awards around the same time every year, with awards granted in early January of each year. In certain circumstances, such as the hiring, promotion or retention of an individual the Compensation Committee may approve grants to be effective at other times. Our long-term equity incentive compensation program does not currently include regular stock option grants. Equity awards are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates.

Award Timing Method	Equity awards are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity awards are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates.
MNPI Disclosure Timed for Compensation Value	false